Adoption of new accounting standards	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
(a) Current adoption of new accounting standards
The following amendments to existing standards have been adopted by the Company commencing January 1, 2022:
Amendment to IAS 37: Onerous Contracts - Cost of Fulfilling a Contract
In May 2020, the IASB published Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37), which amends the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The changes specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments apply for annual reporting periods beginning on or after January 1, 2022 to contracts existing at the date when the amendments are first applied. There was no material impact on the consolidated financial statements from the adoption of this amendment.
Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use
In May 2020, the IASB published Property, Plant and Equipment - Proceeds before Intended Use (Amendments to IAS 16). This amendment outlines that proceeds from selling items before the related item of property, plant and equipment is available for use should be recognized in profit or loss, together with the costs of producing those items. This is a change from the previous standard which allowed the sales proceeds to be deducted from the cost of property, plant and equipment before its intended use. These amendments apply for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the amendments. There was no material impact on the consolidated financial statements from the adoption of this amendment.
Amendments to IFRS 3: Reference to Conceptual Framework
In May 2020, the IASB published Reference to the Conceptual Framework (Amendments to IFRS 3). This amendment was to update a reference to the Conceptual Framework within IFRS 3. More specifically, the update within IFRS requires an entity to refer to the Conceptual Framework for Financial Reporting to determine what constitutes an asset or a liability. This amendment applies for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. There was no material impact on the consolidated financial statements from the adoption of this amendment.
(b) New standards issued and not yet effective
Below are new standards, amendments to existing standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
Classification of liabilities as current or non-current
In January 2020, the IASB published narrow scope amendments to IAS 1 Presentation of financial statements. The narrow scope amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The amendments are effective for annual periods beginning on or after January 1, 2024, and applied retrospectively. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.
5. Adoption of new accounting standards (continued)
Deferred tax related to assets and liabilities arising from a single transaction
In May 2021, the IASB published a narrow scope amendment to IAS 12 Income taxes. In September 2021, IAS 12 was revised to reflect this amendment. The amendment narrowed the scope of the recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as deferred taxes on leases and decommissioning obligations. The amendment is effective for annual periods beginning on or after January 1, 2023, and applied retrospectively. The Company does not expect the adoption of this amendment to have a material impact on its consolidated financial statements.
Disclosure of accounting policies
In February 2021, the IASB published a narrow scope amendment to IAS 1 Presentation of financial statements and IFRS Practice Statement 2. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’, requiring companies to disclose their material accounting policies rather than their significant accounting policies. The amendment is effective for annual periods beginning on or after January 1, 2023, and applied prospectively. The Company does not expect the adoption of this amendment to have a material impact on its consolidated financial statements.
Non-current liabilities with covenants
In October 2022, the IASB published a narrow scope amendment to IAS 1 Presentation of financial statements. After reconsidering certain aspects of the 2020 amendments, noted above in 'Classification of liabilities as current or non-current', the IASB reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which the company must comply after the reporting date do not affect a liability’s classification at that date. The amendment is effective for annual periods beginning on or after January 1, 2024, and applied retrospectively. The Company is currently evaluating the impact of the amendment on its consolidated financial statements.